Stock-based Activity (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 4,549,043		$ 750,405
Unrecognized stock-based compensation expense, recognition period	2 years 8 months 26 days		2 years 6 months
Weighted average remaining Contractual term, stock options outstanding	9 years 6 months 25 days		7 years 10 months 24 days
Options Granted	2,615,850		90,876	93,378
Restricted stock Granted	2,180,850
Options Exercised	2,779	0	0	0
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus threshold	50.00%
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus threshold	35.00%
Vice President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Bonus threshold	25.00%
Wick [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock Granted	20,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, options	$ 4,608,266
Unrecognized stock-based compensation expense, recognition period	2 years 9 months 18 days
Options granted for services	1,851,500
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under Plan	158,073
MaximumMember
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance under Plan	8,360,789
MaximumMember | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share grant policy	20,000